Income taxes - Uncertain Tax Positions (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Uncertain tax positions	€ 0.0	€ 0.0	€ 0.0